CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Assets
Cash and cash equivalents	¥ 1,616,164	$ 235,061	¥ 1,891,131
Restricted cash (including restricted cash of the consolidated trusts of RMB44,775 and RMB303,667 as of December 31, 2017 and 2018, respectively)	3,677,557	534,878	2,392,573
Short-term investments	1,694,660	246,478	1,958,910
Accounts receivable, net of provision for doubtful accounts of RMB nil and RMB123,153 as of December 31, 2017 and 2018, respectively)	812,042	118,107	17,773
Quality assurance receivable	2,064,366	300,250	1,152,769
Property, equipment and software, net	144,002	20,944	108,248
Intangible assets	68,880	10,018	63,760
Goodwill	50,411	7,332	50,411
Loans receivable, net of provision for loan losses of RMB47,670 and RMB240,419 as of December 31, 2017 and 2018, respectively (including loans receivable, net of provision for loan losses of the consolidated trusts of RMB647,793 and RMB2,290,082, respectively)	2,331,108	339,046	681,794
Financial guarantee derivative assets	56,287	8,187
Investments	167,501	24,362	12,234
Deferred tax assets	122,763	17,855	128,361
Due from related party	2,830	412
Contract assets	112,103	16,305	0
Prepaid expenses and other assets	221,793	32,259	145,699
Total assets	13,142,467	1,911,494	8,603,663
Liabilities and Shareholders' Equity:
Payable to platform customers (including payable to platform customers of the consolidated variable interest entity ("VIE") and VIE's subsidiaries without recourse to the Company of RMB1,113,966 and RMB905,034 as of December 31, 2017 and 2018, respectively)	905,034	131,632	1,113,966
Quality assurance payable (including quality assurance payable of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB2,062,844 and RMB3,819,379 as of December 31, 2017 and 2018, respectively)	3,819,379	555,506	2,062,844
Deferred revenue (including deferred revenue of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB256,240 and RMB nil as of December 31, 2017 and 2018, respectively)			265,094
Payroll and welfare payable (including payroll and welfare payable of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB130,533 and RMB129,809 as of December 31, 2017 and 2018, respectively)	188,254	27,380	156,831
Taxes payable (including taxes payable of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB140,064 and RMB208,585 as of December 31, 2017 and 2018, respectively)	225,101	32,740	257,143
Short-term borrowings (including short-term borrowings of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB nil and RMB nil as of December 31, 2017 and 2018, respectively	25,000	3,636
Provision for payment to investor reserve fund investor (including provision for payment to investor reserve fund of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB107,660 and RMB nil as of December 31, 2017 and 2018, respectively)			107,660
Financial guarantee derivative liabilities (including financial guarantee derivative liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB215,770 and RMB nil as of December 31, 2017 and 2018, respectively)			215,770
Funds payable to investors of consolidated trusts (including funds payable to investors of consolidated trusts of RMB502,641 and RMB1,505,909 as of December 31, 2017 and 2018 respectively)	1,505,909	219,025	502,641
Contract liabilities (including contract liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB nil and RMB158,061 as of December 31, 2017 and 2018, respectively)	165,469	24,066
Due to related party (including due to related party of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB11,972 and RMB nil as of December 31, 2017 and 2018, respectively)			11,972
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB nil and RMB78,268 as of December 31, 2017 and 2018, respectively)	100,064	14,554	15,940
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB194,780 and RMB190,406 as of December 31, 2017 and 2018, respectively)	222,519	32,364	211,614
Total liabilities	7,156,729	1,040,903	4,921,475
Commitments and contingencies
PPDAI Group Inc. Shareholders' equity :
Additional paid-in capital	5,896,017	857,540	5,951,044
Treasury stock (nil and 46,301,000 shares as of December 31, 2017 and 2018, respectively)	(332,121)	(48,305)
Statutory reserves	256,006	37,235	55,090
Accumulated other comprehensive income	58,210	8,466	14,917
Retained earnings (accumulated deficit)	45,668	6,643	(2,398,984)
Total PPDAI Group Inc. shareholders' equity	5,923,882	861,594	3,622,167
Non-controlling Interest	61,856	8,997	60,021
Total shareholders' equity	5,985,738	870,591	3,682,188
Total liabilities and shareholders' equity	13,142,467	1,911,494	8,603,663
Class A Ordinary Shares [Member]
PPDAI Group Inc. Shareholders' equity :
Ordinary shares	58	8	56
Class B Ordinary Shares [Member]
PPDAI Group Inc. Shareholders' equity :
Ordinary shares	¥ 44	$ 7	¥ 44